FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments And Risk Management
SCHEDULE OF FINANCIAL ASSET WITH CASH AND TRADE ACCOUNTS RECEIVABLE

	December 31,	December 31,
	2025	2024

Cash and Cash Equivalents	$13,525	$13,526
Deposits	384	206
Investment in financial assets	55,642	-
Short term and long term trade receivables	4,255	2,024
Long term financial assets at fair value	333	200
Other accounts receivable	2,937	581
Total	$77,076	$16,537

SCHEDULE OF LIQUIDITY RISKS
	Contractual
	Carrying amounts	Within 1 year	over 1 year
Trade payables	$3,348	$3,348	$-
Other accounts payable	$2,200	$2,200	$-
Loans	$38	$9	$29
Lease liability	$2,577	$1,030	$1,959